Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Operating expenses research and development, related party	$ 225	$ 224	$ 670	$ 723	$ 1,036	$ 995
Operating expenses general and administrative, related party	191	303	553	395	565	0
Interest Expense, Related Party	481	323	1,447	323	807	0
Revenue from Grants	$ 44	$ 7	$ 84	$ 7	$ 65	$ 0